RELATED PARTY TRANSACTIONS - Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 1,523	$ 15,186
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	0	8,118
Melco International and its subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,088	7,057
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 435	$ 11